INTANGIBLE ASSETS AND GOODWILL - Disclosure of detailed information about intangible assets and goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 10,624
Impairment	0	$ (44,856)
Intangible assets and goodwill at end of period	8,092	10,624
GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	0	0
LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	7,414
Intangible assets and goodwill at end of period	5,897	7,414
BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,918
Intangible assets and goodwill at end of period	2,020	2,918
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	0	0
NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	292
Intangible assets and goodwill at end of period	175	292
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	62,611	59,901
Additions	607	2,710
Disposals		0
Intangible assets and goodwill at end of period	63,218	62,611
Cost | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	41,979	41,979
Additions	0	0
Disposals		0
Intangible assets and goodwill at end of period	41,979	41,979
Cost | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	12,941	10,231
Additions	607	2,710
Disposals		0
Intangible assets and goodwill at end of period	13,548	12,941
Cost | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	6,258	6,258
Additions	0	0
Disposals		0
Intangible assets and goodwill at end of period	6,258	6,258
Cost | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	848	848
Additions	0	0
Disposals		0
Intangible assets and goodwill at end of period	848	848
Cost | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	585	585
Additions	0	0
Disposals		0
Intangible assets and goodwill at end of period	585	585
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(51,987)	(3,662)
Disposals	0	0
Amortization	(3,139)	(3,469)
Impairment		(44,856)
Intangible assets and goodwill at end of period	(55,126)	(51,987)
Accumulated amortization and impairment | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(41,979)	0
Disposals	0	0
Amortization	0	0
Impairment		(41,979)
Intangible assets and goodwill at end of period	(41,979)	(41,979)
Accumulated amortization and impairment | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(5,527)	(1,935)
Disposals	0	0
Amortization	(2,124)	(2,006)
Impairment		(1,586)
Intangible assets and goodwill at end of period	(7,651)	(5,527)
Accumulated amortization and impairment | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(3,340)	(836)
Disposals	0	0
Amortization	(898)	(1,238)
Impairment		(1,266)
Intangible assets and goodwill at end of period	(4,238)	(3,340)
Accumulated amortization and impairment | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(848)	(725)
Disposals	0	0
Amortization	0	(98)
Impairment		(25)
Intangible assets and goodwill at end of period	(848)	(848)
Accumulated amortization and impairment | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(293)	(166)
Disposals	0	0
Amortization	(117)	(127)
Impairment		0
Intangible assets and goodwill at end of period	$ (410)	$ (293)